Document and Entity Information	Nov. 08, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	DOMINION ENERGY, INC.
Entity Central Index Key	0000715957
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 TREDEGAR STREET
Entity Address, City or Town	RICHMOND
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Virginia Electric and Power Company
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	Virginia ELECTRIC AND POWER COMPANY
Entity Central Index Key	0000103682
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	VA
Entity File Number	000-55337
Entity Tax Identification Number	54-0418825
Entity Address, Address Line One	120 TREDEGAR STREET
Entity Address, City or Town	RICHMOND
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false